Income Taxes - Schedule of Reconciliation Between U.S. Federal Statutory Income Tax Rate and Company's Effective Income Tax Provision Rate (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax rate at federal statutory rates					35.00%	35.00%	35.00%
State taxes, net of federal benefit					1.36%	5.57%	3.67%
Other					(2.59%)	0.69%	0.47%
Income tax rate	34.90%	40.30%	33.30%	40.30%	33.77%	41.26%	39.14%